FINANCIAL INSTRUMENTS (Details 13) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial income (expenses), net	R$ (750,102)	R$ 69,250
Appreciation asset position	7,946,229
Appreciation liability position	(8,252,023)
Fair value market amoount receivable / payable	R$ (305,794)
Exchange Rate Swap Dollar Euro [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	Settled
Functional Currency	Euro
Financial income (expenses), net		9,567
Exchange rate swap CDI x Dollar [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	Settled
Functional Currency	Dollar
Financial income (expenses), net		31,469
Exchange Dollar Real Swap [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	06/10/2027
Functional Currency	Dollar
Financial income (expenses), net	R$ 129,972	(96,602)
Notional amount	115,000
Appreciation asset position	719,109
Appreciation liability position	(624,533)
Fair value market amoount receivable / payable	R$ 94,576
Exchange Rate Swap Dollar Real [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	07/07/2027
Functional Currency	Dollar
Financial income (expenses), net	R$ 58,392
Notional amount	50,000
Appreciation asset position	551,303
Appreciation liability position	(492,911)
Fair value market amoount receivable / payable	R$ 58,392
Exchange Rate Swap CDI Dollar One [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	10/04/2028
Functional Currency	Real
Financial income (expenses), net	R$ (146,529)	12,122
Notional amount	680,000
Appreciation asset position	734,317
Appreciation liability position	(892,174)
Fair value market amoount receivable / payable	(157,857)
Total Swap [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Financial income (expenses), net	41,835	(43,444)
Notional amount	845,000
Appreciation asset position	2,004,729
Appreciation liability position	(2,009,618)
Fair value market amoount receivable / payable	R$ (4,889)
Interest rate (debentures) CDI x IPCA [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	07/15/2031
Functional Currency	Real
Financial income (expenses), net	R$ (106,533)	55,829
Notional amount	576,448
Appreciation asset position	624,835
Appreciation liability position	(635,788)
Fair value market amoount receivable / payable	R$ (10,953)
Interest rate (debentures) CDI x IPCA One [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	07/15/2032
Functional Currency	Real
Financial income (expenses), net	R$ (118,657)	5,842
Notional amount	745,000
Appreciation asset position	806,323
Appreciation liability position	(848,805)
Fair value market amoount receivable / payable	R$ (42,482)
Interest rate (debentures) CDI x IPCA Two [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	07/15/2036
Functional Currency	Real
Financial income (expenses), net	R$ (77,496)	49,964
Notional amount	423,552
Appreciation asset position	440,113
Appreciation liability position	(480,919)
Fair value market amoount receivable / payable	R$ (40,806)
Interest rate (debentures) CDI x IPCA Three [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	07/15/2037
Functional Currency	Real
Financial income (expenses), net	R$ (104,307)	(53,027)
Notional amount	655,000
Appreciation asset position	716,016
Appreciation liability position	(773,952)
Fair value market amoount receivable / payable	R$ (57,936)
Interest rate (debentures) CDI x IPCA Four [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	02/16/2032
Functional Currency	Real
Financial income (expenses), net	R$ (98,304)	22,690
Notional amount	600,000
Appreciation asset position	661,747
Appreciation liability position	(663,497)
Fair value market amoount receivable / payable	R$ (1,750)
Interest rate (debentures) CDI x IPCA Five [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	12/02/2032
Functional Currency	Real
Financial income (expenses), net	R$ (74,648)	16,462
Notional amount	600,000
Appreciation asset position	663,534
Appreciation liability position	(658,028)
Fair value market amoount receivable / payable	R$ 5,506
Interest rate (debentures) CDI x IPCA Six [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	07/15/2030
Functional Currency	Real
Financial income (expenses), net	R$ (37,523)	8,806
Notional amount	325,384
Appreciation asset position	332,208
Appreciation liability position	(355,458)
Fair value market amoount receivable / payable	R$ (23,250)
Interest rate (debentures) CDI x IPCA Seven [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	07/15/2033
Functional Currency	Real
Financial income (expenses), net	R$ (27,086)	7,153
Notional amount	183,185
Appreciation asset position	187,780
Appreciation liability position	(204,702)
Fair value market amoount receivable / payable	R$ (16,922)
Interest rate (debentures) CDI x IPCA Eight [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	07/14/2038
Functional Currency	Real
Financial income (expenses), net	R$ (42,472)	(1,025)
Notional amount	203,620
Appreciation asset position	211,479
Appreciation liability position	(233,285)
Fair value market amoount receivable / payable	R$ (21,806)
Interest rate (debentures) CDI x IPCA Nine [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	04/14/2039
Functional Currency	Real
Financial income (expenses), net	R$ (19,453)
Notional amount	157,074
Appreciation asset position	157,372
Appreciation liability position	(173,927)
Fair value market amoount receivable / payable	R$ (16,555)
Interest rate (debentures) CDI x IPCA Ten [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	04/14/2034
Functional Currency	Real
Financial income (expenses), net	R$ (62,630)
Notional amount	643,095
Appreciation asset position	638,351
Appreciation liability position	(689,473)
Fair value market amoount receivable / payable	R$ (51,122)
Interest rate (debentures) CDI x IPCA Eleven [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	11/14/2039
Functional Currency	Real
Financial income (expenses), net	R$ (2,885)
Notional amount	62,585
Appreciation asset position	63,488
Appreciation liability position	(66,374)
Fair value market amoount receivable / payable	R$ (2,886)
Interest rate (debentures) CDI x IPCA Twelve [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	11/14/2034
Functional Currency	Real
Financial income (expenses), net	R$ (1,774)
Notional amount	37,415
Appreciation asset position	37,383
Appreciation liability position	(39,157)
Fair value market amoount receivable / payable	R$ (1,774)
Interest rate (debentures) CDI x IPCA Thirteen [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	11/14/2034
Functional Currency	Real
Financial income (expenses), net	R$ (9,180)
Notional amount	200,000
Appreciation asset position	200,560
Appreciation liability position	(209,740)
Fair value market amoount receivable / payable	R$ (9,180)
Interest rate (debentures) CDI x IPCA Fourteen [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Maturity	11/14/2034
Functional Currency	Real
Financial income (expenses), net	R$ (8,989)
Notional amount	200,000
Appreciation asset position	200,311
Appreciation liability position	(209,300)
Fair value market amoount receivable / payable	(8,989)
Total interest rate (debentures) CDI x IPCA [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Financial income (expenses), net	(791,937)	R$ 112,694
Notional amount	5,612,358
Appreciation asset position	5,941,500
Appreciation liability position	(6,242,405)
Fair value market amoount receivable / payable	R$ (300,905)